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                             Rule 24f-2 Notice For
              Mitchell Hutchins/Kidder, Peabody Investment Trust

                          (1933 Act File No. 33-39659)

1.   The fiscal year for which the notice is filed:
          September 1, 1994 to August 31, 1995

2. The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of such fiscal period:
          None

3. The number or amount of securities, if any, registered during such fiscal period other than pursuant to this section:
          None

4.   The number or amount of securities sold during such fiscal period:
          $503,661,235 representing 31,838,442 shares of beneficial interest ($0.001 par value)

5. The number or amount of securities sold during such fiscal period in reliance upon registration pursuant to this section:
          $503,661,235 representing 31,838,442 shares of beneficial interest ($0.001 par value)

6.   The calculation of filing fee:

     (a)  The total amount of registered shares
          of beneficial interest ($0.001 par value)
          sold including sales load:                 $503,661,235

     (b)  Less the total amount of registered
          shares of beneficial interest ($0.001
          par value) redeemed or repurchased:        (347,565,674)
                                                     ------------
     (c)  Difference (i.e., (a) less (b)):           $156,095,561

     (d)  Filing fee pursuant to section 6(b) of
          1933 Act (Line (c) Amount/2,900):               $53,826

                                        /s/ C. William Maher
                                        C. William Maher
                                        Assistant Treasurer

Date:  October 30, 1995





















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                     [LETTERHEAD OF BINGHAM, DANA & GOULD]






                               October 30, 1995

Mitchell Hutchins/Kidder, Peabody Investment Trust
1285 Avenue of the Americas
New York, NY 10019

Re:  Rule 24f-2 Notice

Dear Sirs:

     We have acted as special Massachusetts counsel to Mitchell Hutchins/Kidder, Peabody Investment Trust, a Massachusetts business trust (the "Trust"), in connection with the Trust's registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, of an indefinite number of Shares of Beneficial Interest ($.001 par value per share)(the "Shares") under the Securities Act of 1933, as amended (the "1933 Act"). We understand that, pursuant to such Rule 24f-2, the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the fiscal year ended August 31, 1995, in order to make definite in number the registration of $31,838,442 Shares. This opinion is being furnished with a view to your filing the same with the Commission in conjunction with the filing of the Notice.

     In connection with this opinion, we have examined the following described documents:

     (a) a certificate of the Secretary of State of the Commonwealth of Massachusetts dated October 18, 1995 as to the existence of the Trust;

     (b) copies, certified by the Secretary of State of the Commonwealth of Massachusetts, of the Trust's Declaration of Trust and of all amendments thereto on file in the office of the Secretary of State;

     (c) a certificate executed by C. William Maher, Assistant Treasurer of the Trust, as to the issuance of the Shares in accordance with the Trust's Declaration of Trust and By-Laws and





















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as to the receipt by the Trust of the net asset value of the Shares covered by the Notice; and

     (d) a certificate executed by Dianne E. O'Donnell, the Secretary of the Trust, certifying as to, and attaching copies of, the Trust's By-Laws and certain votes of the Trustees of the Trust authorizing the issuance of the Shares covered by the Notice.

     In such examination, we have assumed the genuineness of all signatures, the conformity to the originals of all of the documents reviewed by us as copies, the authenticity and completeness of all original documents reviewed by us in original or copy form and the legal competence of each individual executing any document.

     This opinion is based entirely on our review of the documents listed above. We have made no other review or investigation of any kind whatsoever, and we have assumed, without independent inquiry, the accuracy of the information set forth in such documents.

     This opinion is limited solely to the internal substantive laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth (other than Massachusetts securities laws, with respect to which we express no opinion).

     We understand that all of the foregoing assumptions and limitations are acceptable to you.

     Based upon and subject to the foregoing, please be advised that is it our opinion that the 31,838,442 Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and nonassesable, except that, shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

                                        Very truly yours,

                                        /s/ Bingham, Dana & Gould

                                        BINGHAM, DANA & GOULD